RESTRICTED CASH (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash, current (Note 22)	$ 19,366	$ 0
Total restricted cash, non-current:	676	678
Total restricted cash shown in the Consolidated Balance Sheets	20,042	678
Cash and cash equivalents	303,065	179,684
Total cash, cash equivalents and restricted cash from continuing operations shown in the Consolidated Statements of Cash Flows	323,107	180,362
Restricted cash deposited with LKE intermediary
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash, current (Note 22)	19,366	0
Total restricted cash, non-current:	0	2
Restricted cash held in escrow
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash, non-current:	$ 676	$ 676